SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 13:-	SUBSEQUENT EVENT

In August 2014, the Company’s Board of Directors approved a share repurchase plan pursuant to which the Company is authorized to repurchase up to $ 3,000 of the Company's ordinary shares. In addition, the Company intends to apply to the court in Israel for authorization to repurchase an additional amount of ordinary shares for an aggregate purchase price of between $ 10,000 to $ 15,000.